Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price International Stock Fund

Supplement to Prospectus Dated March 1, 2020

On or around September 21, 2020, the T. Rowe Price Institutional International Growth Equity Fund (the “Institutional Fund”) is expected to reorganize into the T. Rowe Price International Stock Fund (the “Fund”). In an effort to ensure that shareholders of the Institutional Fund will not experience higher fees as a result of the reorganization, effective September 1, 2020, T. Rowe Price has agreed to implement a permanent limitation on the fund’s management fees and to contractually limit the I Class’ total expense ratio to 0.75%, through February 28, 2022.

T. Rowe Price International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price International Stock Fund

Supplement to Prospectus Dated March 1, 2020

On or around September 21, 2020, the T. Rowe Price Institutional International Growth Equity Fund (the “Institutional Fund”) is expected to reorganize into the T. Rowe Price International Stock Fund (the “Fund”). In an effort to ensure that shareholders of the Institutional Fund will not experience higher fees as a result of the reorganization, effective September 1, 2020, T. Rowe Price has agreed to implement a permanent limitation on the fund’s management fees and to contractually limit the I Class’ total expense ratio to 0.75%, through February 28, 2022.